Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adequate allowance for loan losses	$ 19,742	$ 21,257	$ 21,768
Number of days past due for loans to be considered as nonperforming	90 days
Number of days reaching which loans are considered for nonaccrual status	90 days
Impaired loans	$ 350